Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Cost	CAD 40,249	CAD 40,193
Accumulated Depreciation	(10,581)	(10,856)
Net Book Value	29,668	29,337
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	9,963	9,616
Accumulated Depreciation	(2,864)	(2,752)
Net Book Value	7,099	6,864
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,093	3,956
Accumulated Depreciation	(1,157)	(1,096)
Net Book Value	2,936	2,860
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	12,571	12,616
Accumulated Depreciation	(2,838)	(2,876)
Net Book Value	9,733	9,740
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,954	1,776
Accumulated Depreciation	(596)	(562)
Net Book Value	1,358	1,214
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,079	6,884
Accumulated Depreciation	(1,996)	(2,474)
Net Book Value	4,083	4,410
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,608	3,497
Accumulated Depreciation	(1,130)	(1,096)
Net Book Value	2,478	2,401
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,717	1,559
Accumulated Depreciation	0	0
Net Book Value	1,717	1,559
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	264	289
Accumulated Depreciation	0	0
Net Book Value	CAD 264	CAD 289